Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($)	2 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Numerator:
Allocation of net income (loss)	$ (5,000)	$ 9,156,293	$ 9,855,120	$ 8,008,646	$ 5,288,053	$ 2,052,245	$ 9,876,745	$ 27,020,059	$ 17,217,043	$ 22,511,785
Common Class A [Member]
Numerator:
Allocation of net income (loss)	$ 0	$ 7,325,035			$ 4,230,442			$ 21,616,047	$ 13,679,294	$ 17,918,827
Denominator:
Basic weighted average shares outstanding	0	75,000,000			75,000,000			75,000,000	72,500,000	73,150,685
Diluted weighted average shares outstanding	0	75,000,000			75,000,000			75,000,000	72,500,000	73,150,685
Basic net income (loss) per share	$ 0	$ 0.1			$ 0.06			$ 0.29	$ 0.19	$ 0.24
Diluted net income (loss) per share	$ 0	$ 0.1			$ 0.06			$ 0.29	$ 0.19	$ 0.24
Common Class B [Member]
Numerator:
Allocation of net income (loss)	$ (5,000)	$ 1,831,259			$ 1,057,611			$ 5,404,012	$ 3,537,749	$ 4,592,958
Denominator:
Basic weighted average shares outstanding	18,750,000	18,750,000			18,750,000			18,750,000	18,750,000	18,750,000
Diluted weighted average shares outstanding	18,750,000	18,750,000			18,750,000			18,750,000	18,750,000	18,750,000
Basic net income (loss) per share	$ 0	$ 0.1			$ 0.06			$ 0.29	$ 0.19	$ 0.24
Diluted net income (loss) per share	$ 0	$ 0.1			$ 0.06			$ 0.29	$ 0.19	$ 0.24